Statutory reserves and restricted net assets (Tables)	12 Months Ended
Dec. 31, 2021
Statutory Reserves And Restricted Net Assets [Abstract]
Schedule of PRC subsidiaries
	As of December 31	As of December 31,
	2021	2020
PRC entities
Additional paid-in capital	$23,919,850	$23,919,850
Statutory reserves	11,079,649	11,049,847
Total restricted net assets	$34,999,499	$34,969,697